Risks and Financial Instruments - Credit Risk Exposure (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Allowances for doubful accounts on trade receivable	R$ 560,892	R$ 524,779
Weighted average [member] | Current [member]
Statement [Line Items]
Expected credit loss rate	1.30%	1.50%
Weighted average [member] | less than 30 days [member]
Statement [Line Items]
Expected credit loss rate	2.10%	4.00%
Weighted average [member] | 31-60 days [member]
Statement [Line Items]
Expected credit loss rate	7.10%	7.90%
Weighted average [member] | 61-90 days [member]
Statement [Line Items]
Expected credit loss rate	20.40%	11.30%
Weighted average [member] | 91-180 days [member]
Statement [Line Items]
Expected credit loss rate	41.80%	55.80%
Weighted average [member] | more than 180 days [member]
Statement [Line Items]
Expected credit loss rate	53.10%	58.60%
Accounting balance [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	R$ 5,051,328	R$ 5,391,185
Accounting balance [member] | Current [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	3,843,803	4,372,784
Accounting balance [member] | less than 30 days [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	185,612	132,884
Accounting balance [member] | 31-60 days [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	37,801	68,733
Accounting balance [member] | 61-90 days [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	24,861	59,006
Accounting balance [member] | 91-180 days [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	91,633	105,703
Accounting balance [member] | more than 180 days [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	867,618	652,075
Provision for losses [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	560,892	524,779
Provision for losses [member] | Current [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	50,198	66,208
Provision for losses [member] | less than 30 days [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	3,975	5,344
Provision for losses [member] | 31-60 days [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	2,688	5,396
Provision for losses [member] | 61-90 days [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	5,062	6,664
Provision for losses [member] | 91-180 days [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	38,337	58,959
Provision for losses [member] | more than 180 days [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	R$ 460,632	R$ 382,208